Loans in non-performing status and accruing loans past-due 90 days or more by loan class (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	$ 106,104		$ 110,426
Loans held-in-portfolio, net of unearned income	19,404,451	[1]	21,611,866	[1]
Financing Receivable Recorded Investment Nonaccrual Status	18,899		1,092
Reverse Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	66,000		50,000
Residential Mortgage Loans Insured By FHA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	125,000		115,000
Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	100,166		109,823
Loans held-in-portfolio, net of unearned income	6,502,886		6,681,476
Financing Receivable Recorded Investment Nonaccrual Status	14,041		489
Mortgages [Member] | SOP Non-Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio, net of unearned income	59,000		43,000
Nonperforming Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	$ 19,000		$ 1,000

[1]	Non-covered loans held-in-portfolio at December 31, 2014 are net of $94 million in unearned income and exclude $106 million in loans held-for-sale. (December 31, 2013 - $92 million in unearned income and $110 million in loans held-for-sale.)